Related Party Transactions (Details) - USD ($)										12 Months Ended
	Jul. 24, 2024	May 06, 2024	Mar. 07, 2024	Nov. 15, 2023	Nov. 13, 2023	Feb. 15, 2023	Feb. 14, 2023	Jan. 20, 2023	May 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Oct. 18, 2024	Jan. 15, 2024
Related Party Transactions [Line Items]
Referral fee									$ 1,800,000
Referral fee percentage									2.00%
Accounts payable									$ 900,000	$ 8,870,324	$ 4,033,208
Owes fee										403,000	762,000
Notes payable										$ 15,000,000	$ 15,000,000
Loan interest rate								15.00%
Shares issued (in Shares)										260,000
Cash paid										$ 8,000,000		$ 15,000
Monthly payments							$ 8,000
Agreement amount paid							12,000
Stock price						$ 250,000	$ 150,000
Remaining amount paid	$ 50,000
Forfeited amount		$ 60,000
Stock-based compensation expense			$ 573,568
Promissory Notes [Member]
Related Party Transactions [Line Items]
Received promissory notes								$ 179,000
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)										2,230,000
Related Party [Member]
Related Party Transactions [Line Items]
Payable to related party									$ 900,000
Donald Orr [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Initial award shares (in Shares)							60,000
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		150,000
Cash paid		$ 100,000				$ 50,000
Initial award shares (in Shares)						60,000
Monthly payments						$ 22,000
Awards issued						$ 264,000
Remaining amount paid	$ 50,000
Donald Orr [Member]
Related Party Transactions [Line Items]
Cash paid							$ 25,000
Exchange Agreement [Member] | Private Notes Payable [Member]
Related Party Transactions [Line Items]
Forgiveness aggregate amount					$ 100,198
Exchange Agreement [Member] | Dante Caravaggio [Member]
Related Party Transactions [Line Items]
Loss on extinguishment					$ 101,204
Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Notes payable								$ 179,000
Fair value										$ 203,100
RSU’s [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)							60,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Exercise price (in Dollars per share)								$ 11.5					$ 11.5
Common stock, shares issued (in Shares)										10,323,205	5,235,131
Price per share (in Dollars per share)				$ 6.77
Shares issued (in Shares)				134,500
Cash paid												$ 5,000
Stock-based compensation expense										$ 30,042
Class A Common Stock [Member] | Dante Caravaggio, LLC [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)										30,000
Class A Common Stock [Member] | RMH Ltd. [Member]
Related Party Transactions [Line Items]
Stock-based compensation expense		$ 360,000
Class A Common Stock [Member] | Alexandria [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)									89,000
Class A Common Stock [Member] | Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Warrants to purchase of shares (in Shares)								179,000
Class A Common Stock [Member] | Exchange Agreement [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)					20,040
Price per share (in Dollars per share)					$ 5